Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes

Note 19 – Income Taxes

The provision for income taxes consists primarily of income taxes related to Federal and state jurisdictions where business is conducted related to the Company’s ownership in EVgo OpCo. All income (loss) before income taxes is generated in the United States. For the year ended December 31, 2021, the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020, the Company’s provision for income taxes and effective tax rates were deemed to be de minimis. Prior to July 1, 2021, the Company was not a taxable entity for U.S. Federal income tax purposes or for any of the states in which the Company operates. On July 1, 2021, pursuant to the CRIS Business Combination, the Company became a taxable entity for U.S. Federal income tax purposes and for all of the states in which the Company operates.

Due to an operating loss in the year ended December 31, 2021, the Company’s effective tax rate was zero. The provision for income taxes differs from the amount computed by applying the U.S. corporate statutory income tax rate to loss before income taxes for the reasons set forth below:

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
	2021	2020	2020
Statutory Federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of Federal tax benefit	6.28	—	—
Net loss attributable to NCI/non-taxable partnership structure	(32.10)	(21.00)	(21.00)
Change in fair value of warrant liability	14.69	—	—
Change in fair value of earnout liability	1.05	—	—
Transaction costs	0.67	—	—
Other permanent items	(0.06)	—	—
Tax credits	0.89	—	—
Change in valuation allowance	(12.42)	—	—
Effective tax rate	—%	—%	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating loss and tax credit carryforwards. There were no net deferred tax assets as of December 31, 2020 and no net deferred tax liabilities as of December 31, 2021 and 2020. The significant components of the Company’s deferred tax assets as of December 31, 2021 are as follows:

December 31,
(in thousands)	2021
Deferred tax assets:
Investment in partnership	$115,667
Tax credit carryforwards	513
Net operating loss carryforwards	6,048
Total deferred tax assets	122,228
Less valuation allowance	(122,228)
Deferred tax assets, net of valuation allowance	—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Management considered all available material evidence, both positive and negative, in assessing the appropriateness of a valuation allowance for the Company’s deferred tax assets, including the generation of future taxable income, the scheduled reversal of deferred tax liabilities, and other available material evidence. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance against its net deferred tax assets as of December 31, 2021.

As of December 31, 2021, EVgo had $22.0 million in Federal net operating losses with an indefinite carryforward period, tax credits of $0.5 million expiring in 2041 and state net operating losses with various expiration periods.

The Company files income tax returns in the U.S. Federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities for all periods since its inception. As of December 31, 2021 and 2020, there were no unrecognized tax benefits for uncertain tax positions, nor any amounts accrued for interest and penalties.